Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Property Plant And Equipment [Line Items]
Gross property, plant and equipment	$ 16,886	$ 14,968
Accumulated depreciation	(9,883)	(8,571)
Net property, plant and equipment	7,003	6,397
Land and industrial buildings [Member]
Property Plant And Equipment [Line Items]
Gross property, plant and equipment	3,472	3,075
Plant, machinery and equipment [Member]
Property Plant And Equipment [Line Items]
Gross property, plant and equipment	8,659	7,959
Assets sold with buy-back commitment [Member]
Property Plant And Equipment [Line Items]
Gross property, plant and equipment	3,820	3,021
Construction in Progress [Member]
Property Plant And Equipment [Line Items]
Gross property, plant and equipment	101	131
Other [Member]
Property Plant And Equipment [Line Items]
Gross property, plant and equipment	$ 834	$ 782